Segmented Information - Schedule of External Revenues and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 32,647	$ 39,431
Fixed assets, net	8,475	8,260
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	32,647	39,431
Fixed assets, net	8,475	8,260
Operating Segments [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	15,713	19,349
Fixed assets, net	3,831	3,941
Operating Segments [Member] | North America [Member] | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	8,210	9,702
Fixed assets, net	1,610	1,661
Operating Segments [Member] | North America [Member] | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,144	5,353
Fixed assets, net	974	993
Operating Segments [Member] | North America [Member] | Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	3,359	4,294
Fixed assets, net	1,247	1,287
Operating Segments [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	14,472	17,331
Fixed assets, net	3,733	3,608
Operating Segments [Member] | Europe [Member] | Austria
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	6,817	8,279
Fixed assets, net	867	872
Operating Segments [Member] | Europe [Member] | Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,366	4,878
Fixed assets, net	1,095	1,090
Operating Segments [Member] | Europe [Member] | Czech Republic
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	912	899
Fixed assets, net	293	276
Operating Segments [Member] | Europe [Member] | Poland
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	535	689
Fixed assets, net	221	201
Operating Segments [Member] | Europe [Member] | Russia
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	345	434
Fixed assets, net	120	134
Operating Segments [Member] | Europe [Member] | Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	323	431
Fixed assets, net	82	79
Operating Segments [Member] | Europe [Member] | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	292	422
Fixed assets, net	214	209
Operating Segments [Member] | Europe [Member] | Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	256	527
Fixed assets, net	265	244
Operating Segments [Member] | Europe [Member] | Turkey
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	247	293
Fixed assets, net	9	10
Operating Segments [Member] | Europe [Member] | France
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	142	201
Fixed assets, net	62	55
Operating Segments [Member] | Europe [Member] | Slovakia
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	126	139
Fixed assets, net	283	223
Operating Segments [Member] | Europe [Member] | Other Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	111	139
Fixed assets, net	222	215
Operating Segments [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	2,031	2,164
Fixed assets, net	853	631
Operating Segments [Member] | Asia Pacific [Member] | China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,921	1,947
Fixed assets, net	758	528
Operating Segments [Member] | Asia Pacific [Member] | India
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	79	144
Fixed assets, net	89	98
Operating Segments [Member] | Asia Pacific [Member] | Other Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	31	73
Fixed assets, net	6	5
Operating Segments [Member] | Rest Of The World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	431	587
Fixed assets, net	$ 58	$ 80